Transfers and Servicing of Financial Assets - Cash Flows Relating to Loan Sales with Continuing Involvement (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Transfers and Servicing [Abstract]
Proceeds from new loan sales	$ 5,984,000	$ 28,392,000	$ 28,391,912	$ 4,335,097
Proceeds from loan servicing fees	14,017,000	6,229,000	6,229,292	2,623,678
Net servicing advances	704,000	591,000	590,648	137,548
Purchase of previously transferred financial assets	$ (322,000)	$ 0	$ 0	$ 0